Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) - GBP (£) £ in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets of disposal groups held for sale
Cash and balances at central banks		£ 114,303	£ 100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		20,580	19,068
Loans and advances to banks		14,332	14,371
Loans and advances to customers		85,721	75,491
Reverse repurchase agreements		63,892	73,494
Financial investments		56,489	46,368
Goodwill and intangible assets	[1]	260	203
Prepayments, accrued income and other assets		74,410	63,635
Total assets		714,376	702,970
Liabilities of disposal groups held for sale
Deposits by banks		30,233	22,943
Customer accounts		240,957	222,941
Debt securities in issue		16,760	13,443
Accruals, deferred income and other liabilities		70,814	60,444
Total liabilities		688,889	678,465
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		51	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			38
Loans and advances to banks		12	8,103
Loans and advances to customers		449	13,345
Reverse repurchase agreements		26
Financial investments		56	25
Goodwill and intangible assets		1	0
Prepayments, accrued income and other assets		24	104
Total assets		619	21,792
Liabilities of disposal groups held for sale
Deposits by banks		403	17,587
Customer accounts			1,858
Debt securities in issue			1,080
Accruals, deferred income and other liabilities		30	159
Total liabilities		433	20,684
Armenia | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		51
Loans and advances to banks		12
Loans and advances to customers		378
Reverse repurchase agreements		26
Financial investments		56
Goodwill and intangible assets		1	0
Prepayments, accrued income and other assets		21
Total assets		545
Liabilities of disposal groups held for sale
Deposits by banks		362
Accruals, deferred income and other liabilities		13
Total liabilities		375
Others | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			0
Loans and advances to banks		0	0
Loans and advances to customers		71	90
Reverse repurchase agreements		0
Financial investments		0	0
Goodwill and intangible assets		0	0
Prepayments, accrued income and other assets		3	1
Total assets		74	91
Liabilities of disposal groups held for sale
Deposits by banks		41	95
Customer accounts			0
Debt securities in issue			0
Accruals, deferred income and other liabilities		17	0
Total liabilities		£ 58	95
France retail banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks			177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			38
Loans and advances to banks			8,103
Loans and advances to customers			13,255
Financial investments			25
Prepayments, accrued income and other assets			103
Total assets			21,701
Liabilities of disposal groups held for sale
Deposits by banks			17,492
Customer accounts			1,858
Debt securities in issue			1,080
Accruals, deferred income and other liabilities			159
Total liabilities			£ 20,589

[1]	Refer to Note 7 ‘Goodwill and intangible assets’ on page 53.